COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2014
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 11 -   COMMITMENTS AND CONTINGENCIES

a.      The Company leases facilities and vehicles under operating leases that expire on various dates through 2022. Lease and rental expenses for the years 2012, 2013 and 2014 amounted to $8,362, $7,704 and $7,400 respectively. Future minimum annual lease payments under operating lease agreements as of December 31, 2014 are as follows:

	Rental of premises	Lease of motor vehicles

2015	4,559	1,773
2016	3,938	723
2017	3,003	378
2018	2,068	117
2019	2,008	25
Thereafter	629	-
	$16,205	$3,016

c.      As of December 31, 2014, the Company had outstanding guarantees and letters of credit with various expiration dates in a principal amount of approximately $2,374, of which approximately $1,675 related to facilities and the remaining amount related to car leases and other miscellaneous guarantees.

d.      Royalty payments:

The Company is a party to various licensing agreements, which require it to pay royalties on certain product sales and based on the location of the manufacturing site at various rates, ranging from 3.0% to 7.5% of the net selling price of such products.

Commencing 2013 the Company resumed its participation in programs sponsored by the Office of the Chief Scientist ("OCS") for the support of research and developments activities. The Company last participated in such programs in 1998. In connection with the OCS participation, the Company is obligated to pay royalties to the OCS, calculated at the rate of 3%-5% of sales of the products developed with the OCS's participation, of up to 100% of the grant received linked to the US dollar and bearing annual interest at a rate of LIBOR.

In connection with OCS's participations prior to 2013, the OCS has conducted a full review of all royalties paid, or to be paid, by the Company. In March 2014 we reached an understanding with the OCS according to which in April 2014 we paid a lump sum, by utilizing previously recorded accrual for royalty related issues in connection with periods preceding 2013.

As of December 31, 2014 the contingent obligation related to royalty-bearing participations already received is approximately $2,040 out of which $1,085 is related to OCS participation received during 2014.

For the years ended December 31, 2012, 2013 and 2014, the Company incurred royalty expenses (including royalties to the OCS) in amounts of $2,232, $2,077 and $2,291, respectively, recorded in cost of goods sold line item in the statement of operations.

e.      Legal contingencies:

The Company is a party to various legal proceedings incidental to its business. The Company accrues a liability when it is both probable that a liability has been incurred and the amount of the loss can be reasonably estimated. Significant judgment is required in both the determination of probability and the determination as to whether a loss is reasonably estimable. These accruals are reviewed at least quarterly and adjusted to reflect the impact of negotiations, settlements, rulings, advice of legal counsel and other information and events pertaining to a particular matter.

The Company currently intends to vigorously defend the claims described below, and any other legal claims to which it is subject. While the outcome of litigation is difficult to predict, to the extent that there is a reasonable possibility that the losses to which the Company may be subject could exceed the amounts (if any) that it has already accrued, the Company attempts to estimate such additional loss, if reasonably possible, and disclose it (or, if it is an immaterial amount, indicate accordingly).

Except as noted below, there are no legal proceedings pending or threatened against the Company that management believes are likely to have a material adverse effect on the Company's business, consolidated financial position, results of operations or cash flows.

Lawsuits against Alma Lasers:

On March 26, 2008, the Company filed a complaint in the Tel Aviv District Court in Israel against Alma Lasers Ltd and its founders (to whom we refer as the Alma Founders), all former employees of Lumenis, claiming misappropriation of the Company's trade secrets and technology and the use of such technology in certain products of Alma, which are sold worldwide. On April 26, 2010, the Tel Aviv District Court granted a motion filed by Alma and the Alma Founders, to transfer the case against the Alma Founders to the Israeli Labor Court. On May 26, 2013, the parties entered into a settlement agreement, whereby Alma and the infringement action against Alma Lasers Ltd. and its founders were accordingly dismissed. The settlement result was recorded as part of the “Legal settlement, net” line item in the consolidated statement of operations.

Lawsuit by Laser Photoaesthetic Ltd.

In 2002, the Company was served by Laser Photoaesthetic Ltd., an aesthetic clinic in Athens, Greece with a complaint seeking compensation for damages that were allegedly caused by the malfunction of a "Photoderm" machine sold by the Company agent at the time, K.P. Parpas Hellas Aesthetic And Medical Equipment- Services-Products S.A. The complaint alleged damages in the approximate amount of 1,235 thousand euros. The matter was tried by the Court of First Instance of Athens and the claims against the Company were rejected. The plaintiff appealed the judgment in 2006 to the Appellate Court of Athens, which subsequently issued a decision in the Company favor.

In 2007, the plaintiff appealed the matter to the Supreme Court of Greece. The opinion of the Supreme Court Rapporteur Judge, which was released by the court on March 19, 2010 and which serves as a recommendation to the full court, recommended the dismissal of the action against the Company. The hearing on the appeal was held on February 21, 2011 and a further hearing was held on March 10, 2014. On March 9, 2015, the Supreme Court issued a final, non- appealable judgment dismissing the complaint against Lumenis.

Eagle Medical Systems Pvt Ltd. v. Lumenis Ltd. and Certain Subsidiaries

In October 2011, Eagle Medical Systems Pvt Ltd., which we refer to as Eagle, instituted a “Suit for Accounts, Mesne Profits, Damages and Permanent Injunction” in the High Court of Delhi in New Delhi, India against Lumenis and certain subsidiaries with respect to an exclusive distributorship allegedly established by letter dated July 1, 2001 from ESC Medical Systems, Inc.  The claim alleges that an exclusive distributorship agreement was created and continues in force.  Eagle claims a commission on every sale in India since July 2001.  The complaint claims specified damages of 20,000,000 INR (approximately $300) and other damages to be determined by the court based on the actual sales in India. As a result, we are unable to assess the full amount of the alleged damages or to provide a reasonable range of such damages. At a hearing held on January 24, 2014 the Company responded to a request to admit or deny original documents. At a hearing held on March 14, 2014, the court finalized the matter of denying original documents.  At a further hearing held on March 13, 2015, the Company was authorized to file additional documentary evidence. A further hearing has been scheduled for April 13, 2015, where Eagle must admit or deny the validity of the documents we filed. The Company denies all allegations of liability to Eagle and are vigorously defending this matter. The Company believes it recorded an adequate reserve with respect to this claim.

Dr. K. Sekar v. Lumenis Ltd. and Certain Subsidiaries

In October 2013, Dr. K. Sekar filed a complaint against the Company and certain subsidiaries with the National Consumer Disputes Redressal Commission in New Delhi.  The matter is listed for final hearing before the National Commission on September 22, 2015. Dr. Sekar claims that a Lumenis product (the “system”) was sold to him in March 2012 by false representation. The complaint alleged damages in the approximate amount of $580. The Company denies Dr Sekar's claim in regards to the System's compatibility and intends to vigorously defend this matter.

Bernas Medical v. Lumenis Ltd

On December 25, 2013 Bernas Medical (“Bernas”), a distributor of the Company's products in France, filed a complaint in Tel Aviv District Court in Israel against the Company claiming that the Company improperly terminated its distribution agreement with Bernas dated September 1, 2012. Bernas claimed direct and indirect damages as a result of the termination in the amount of $1,100 (NIS 3.8 million). On March 2, 2014 the Company filed a counter claim for damages in the amount of $1,300 (NIS 4.5 million) related to a misrepresentation by Bernas.  On December 24, 2014, the parties have entered into a settlement agreement and the lawsuits were dismissed with no material consequences to the Company.

Miscellaneous Lawsuits

The Company is also a defendant in various product liability lawsuits in which its products are alleged to have caused personal injury to certain individuals who underwent treatments using the Company's products, and is furthermore subject to certain efficacy claims alleging that the Company is in breach of contract with certain customers. The Company is also a party to various employment claims in some of the regions in which it operates. The Company is defending itself vigorously, maintains insurance against the product liability and employment claims and believes that these claims individually or in the aggregate are not likely to have a material adverse effect on the Company's business, consolidated financial condition, results of operations or cash flows.

f.       Pledges and securities:

The Company's Bank debt is secured by a lien on substantially all of the Company's assets, certain fixed charges over the Company's assets and subsidiaries (including intellectual property), certain pledges of the stock of its subsidiaries and certain subsidiary guarantees securing such debt.

g.      Bank covenants:

See Note 8d.